Income Taxes - Summary of Deferred Tax Asset Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Valuation Allowance [Abstract]
Beginning Balance	$ 28,214	$ 16,598
Charged to Costs & Expenses	13,635	11,616
Ending Balance	$ 41,849	$ 28,214